DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Dole had the following derivative instruments outstanding as of June 30, 2023:

Aggregate Notional Amount
Foreign currency forward contracts by currency:
United States Dollar	$35.4 million
Euro	€229.4 million
Sterling	£10.2 million
Swedish Krona	SEK 22.0 million
Interest rate swap contracts	$700.0 million
Bunker fuel hedges	12.8 thousand metric tons

Schedule of Derivative Instruments in the Balance Sheet at Fair Value	The following table presents the balance sheet location and fair value of the derivative instruments by type:

	Fair Value Measurements as of June 30, 2023
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(5,157)	$—	$46
Non-designated cash flow hedges	(123)	—	150
Fair value hedges	—	—	359
Interest rate swap contracts	—	54,130	—
Bunker fuel hedges	(1,386)	—	—
	$(6,666)	$54,130	$555

	Fair Value Measurements as of December 31, 2022
	Accrued Liabilities	Other Assets	Other Receivables, net

Foreign currency forward contracts:	(U.S. Dollars in thousands)
Cash flow hedges	$(5,726)	$—	$490
Non-designated cash flow hedges	(206)	—	872
Fair value hedges	—	—	4
Interest rate swap contracts	—	59,104	—
Bunker fuel hedges	(3,396)	—	—
	$(9,328)	$59,104	$1,366

Schedule of Realized and Unrealized Derivative Gains (Losses)
The following tables represent all of Dole’s realized and unrealized derivative gains (losses) and respective location in the financial statements for the three and six months ended June 30, 2023 and June 30, 2022:

	Three Months Ended June 30, 2023			Six Months Ended June 30, 2023
	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net gains (losses) deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net gains (losses):	(U.S. Dollars in thousands)
Cash flow hedges	$—	$(3,124)	$—	$—	$(5,039)	$—
Non-designated cash flow hedges	—	745	—	—	922	—
Fair value hedges	—	—	490	—	—	468
Bunker fuel hedges	—	(461)	—	—	(726)	—
Total net realized gains (losses)	$—	$(2,840)	$490	$—	$(4,843)	$468
Unrealized net gains (losses):
Cash flow hedges	$3,142	$—	$—	$145	$—	$—
Non-designated cash flow hedges	—	342	(6)	—	(186)	—
Fair value hedges	—	—	(610)	—	—	(100)
Bunker fuel hedges	—	(141)	—	—	1,650	—
Interest rate swap contracts	5,246	—	—	(4,974)	—	—
Total net unrealized gains (losses)	$8,388	$201	$(616)	$(4,829)	$1,464	$(100)

	Three Months Ended June 30, 2022			Six Months Ended June 30, 2022
	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net	Net gains deferred in Accumulated Other Comprehensive Loss	Cost of Sales	Other Income, net

Realized net gains:	(U.S. Dollars in thousands)
Cash flow hedges	$—	$5,373	$—	$—	$6,564	$—
Non-designated cash flow hedges	—	803	—	—	3,329	—
Bunker fuel hedges	—	1,123	—	—	1,876	—
Total net realized gains	$—	$7,299	$—	$—	$11,769	$—
Unrealized net gains (losses):
Cash flow hedges	$4,273	$—	$—	$11,027	$—	$—
Non-designated cash flow hedges	—	(802)	—	—	400	—
Fair value hedges	—	—	(1)	—	4,957	(1)
Bunker fuel hedges	—	2,071	—	—	—	—
Interest rate swap contracts	6,458	—	—	34,076	—	—
Total net unrealized gains (losses)	$10,731	$1,269	$(1)	$45,103	$5,357	$(1)